Annual Total Returns [BarChart] - TCW Core Fixed Income Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2016	2.33%
Annual Return 2017	3.17%
Annual Return 2018	0.23%
Annual Return 2019	8.64%
Annual Return 2020	9.54%